Mineral Property, Pland and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	3 years
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	2-20 years
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2016	$983.6	$1,343.0	$66.2	$285.3	$2,678.1
Additions	66.4	56.7	14.3	41.6	179.0
Acquisition of Richmont Mines (note 5)	55.7	718.6	—	—	774.3
Disposals	(2.7)	—	—	—	(2.7)
At December 31, 2017	$1,103.0	$2,118.3	$80.5	$326.9	$3,628.7
Additions	123.4	73.4	15.3	14.4	226.5
Transfer (i)	—	98.6	—	(98.6)	—
Disposals	(8.8)	—	—	—	(8.8)
At December 31, 2018	$1,217.6	$2,290.3	$95.8	$242.7	$3,846.4

Accumulated amortization and impairment charges
At December 31, 2016	$273.4	$475.1	$5.1	$6.3	$759.9
Amortization	61.6	54.9	—	—	116.5
Disposals	(1.1)	—	—	—	(1.1)
At December 31, 2017	$333.9	$530.0	$5.1	$6.3	$875.3
Amortization	72.4	88.1	—	—	160.5
Disposals	(2.7)	—	—	—	(2.7)
At December 31, 2018	$403.6	$618.1	$5.1	$6.3	$1,033.1

Net carrying value
At December 31, 2017	$769.1	$1,588.3	$75.4	$320.6	$2,753.4
At December 31, 2018	$814.0	$1,672.2	$90.7	$236.4	$2,813.3
The net carrying values by segment (note 15) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$608.9	$744.7	$90.7	—	$1,444.3
Mulatos	115.6	95.8	—	—	211.4
Island Gold	79.5	720.6	—	—	800.1
El Chanate	1.5	0.8	—	—	2.3
Kirazlı (i)	3.2	110.3	—	—	113.5
Corporate and other	5.3	—	—	236.4	241.7
At December 31, 2018	$814.0	$1,672.2	$90.7	$236.4	$2,813.3

Young-Davidson	$589.5	$767.1	$75.4	—	$1,432.0
Mulatos	112.9	99.1	—	—	212.0
Island Gold	54.8	720.1	—	—	774.9
El Chanate	4.1	2.0	—	—	6.1
Corporate and other	7.8	—	—	320.6	328.4
At December 31, 2017	$769.1	$1,588.3	$75.4	$320.6	$2,753.4